Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Equity Fund (the “Fund”)

SUPPLEMENT DATED 15 NOVEMBER 2019

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 15 November 2019, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 14 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)

	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	None	None
Other Expenses	0.36	0.10
Total Annual Fund Operating Expenses	1.26	1.00

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 15 November 2019.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$128	$400	$692	$1,523
Institutional	$102	$318	$552	$1,225

Artisan Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Equity Fund (the “Fund”)

SUPPLEMENT DATED 15 NOVEMBER 2019

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 15 November 2019, the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 14 of Artisan Partners Funds’ prospectus are replaced in their entirety with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)

	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Investor	Institutional
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	None	None
Other Expenses	0.36	0.10
Total Annual Fund Operating Expenses	1.26	1.00

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 15 November 2019.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor	$128	$400	$692	$1,523
Institutional	$102	$318	$552	$1,225

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 15 November 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Artisan Global Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	$ 1,523
Artisan Global Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of 15 November 2019.